SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 7:-	SHARE-BASED COMPENSATION

a.	Options granted:

A summary of option balances as of June 30, 2022, and changes during the year then ended are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of December 31, 2021	16,237,346	$5.55	6.95	$43,173,240

Granted	819,904	3.85		-
Exercised	(524,938)	0.59		1,716,500
Forfeited	(608,861)	4.28		880,993

Outstanding as of June 30, 2022	15,923,451	$5.67	6.41	$21,233,790

Exercisable as of June 30, 2022	9,162,637	$5.68	6.16	$15,481,896

b.	RSUs granted:

A summary of RSUs activity for the year ended June 30, 2022, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of January 1, 2022	3,910,601	$8.87
Granted	1,046,856	3.94
Vested	(648,611)	9.88
Forfeited	(128,864)	8.10
Expired	(6,667)	9.04
Unvested as of June 30, 2022	4,173,315	$7.50

c.	Share-based compensation expenses:

The total share-based compensation expenses related to all of the Company’s equity-based awards, which include options and RSUs recognized in the Company’s consolidated statements of operations for the six and six months ended June 30, 2022, and 2021, are as follows:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Cost of revenues	$76	$-
Research and development	5,380	18,858
Selling and marketing	1,367	14,584
General and administrative	2,342	18,220
	$9,165	$51,662

As of June 30, 2022, unrecognized compensation cost related to share options and RSUs was $43,133, which is expected to be recognized over a weighted average period of 2.68 years.